IDENTIFIABLE INTANGIBLE ASSETS - NET (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross amount, intangible assets	$ 995,299	$ 1,031,474	$ 1,048,139
Accumulated amortization	(558,833)	(552,622)	(521,956)
Net amount, intangible assets	436,466	478,852	526,183
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	103,982	104,174	104,355
Accumulated amortization	(100,962)	(96,041)	(85,976)
Net amount, finite-lived intangible assets	$ 3,020	$ 8,133	18,379
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	5 years	5 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	10 years	10 years
Patented and unpatented technology
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	$ 109,005	$ 112,288	106,342
Accumulated amortization	(99,537)	(97,818)	(91,558)
Net amount, finite-lived intangible assets	$ 9,468	$ 14,470	14,784
Patented and unpatented technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	3 years	3 years
Patented and unpatented technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	10 years	10 years
Customer lists, contracts, and relationships
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	$ 388,205	$ 404,421	419,673
Accumulated amortization	(350,643)	(350,997)	(336,919)
Net amount, finite-lived intangible assets	$ 37,562	$ 53,424	82,754
Customer lists, contracts, and relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	5 years	5 years
Customer lists, contracts, and relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	11 years	11 years
Non-compete Covenant
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	3 years	3 years
Gross amount, finite-lived intangible assets	$ 900	$ 900	900
Accumulated amortization	(878)	(811)	(677)
Net amount, finite-lived intangible assets	22	89	223
Other identifiable intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	6,889	7,110	7,147
Accumulated amortization	(6,813)	(6,955)	(6,826)
Net amount, finite-lived intangible assets	$ 76	$ 155	321
Other identifiable intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	3 years	3 years
Other identifiable intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	13 years	13 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived assets	$ 386,318	$ 402,581	$ 409,722